Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income taxes is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2025	2024	2023
United Kingdom	$134.1	$76.1	$1,687.4
Bermuda	152.6	67.0	341.2
Republic of Ireland	(11.1)	(6.7)	18.6
Total	$275.6	$136.4	$2,047.2

Schedule of Components of Income Tax Expense (Benefit)
The Group income tax (expense)/benefit for the years ended December 31, 2025, 2024, and 2023 was as follows:

	2025	2024	2023
Current tax (expense)/benefit (excluding Pillar Two top-up tax)	$(19.8)	$(8.8)	$(1.2)
Deferred tax (expense)/benefit (excluding rate change)	(8.9)	(9.8)	86.2
Rate change on deferred tax	—	—	0.3
Pillar Two top-up tax (expense)/benefit	(21.4)	(4.5)	—
Income tax (expense)/benefit	$(50.1)	$(23.1)	$85.3

	2025	2024	2023
Income tax (expense)/benefit allocated to net income	$(50.1)	$(23.1)	$85.3
Income tax (expense)/benefit allocated to other comprehensive income	(9.2)	(2.8)	(9.7)
Total income tax (expense)/benefit allocated to comprehensive income	$(59.3)	$(25.9)	$75.6

	2025
	Income/(loss) before income taxes	Current tax (expense)/ benefit	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$134.1	$(35.2)	$(22.4)	$(57.6)
Bermuda	152.6	(6.7)	12.4	5.7
Republic of Ireland	(11.1)	0.7	1.1	1.8
Total	$275.6	$(41.2)	$(8.9)	$(50.1)

	2024
	Income/(loss) before income taxes	Current tax (expense)	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$76.1	$(13.3)	$(10.0)	$(23.3)
Bermuda	67.0	—	—	—
Republic of Ireland	(6.7)	—	0.2	0.2
Total	$136.4	$(13.3)	$(9.8)	$(23.1)

	2023
	Income before income taxes	Current tax (expense)/benefit	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3

Schedule of Effective Income Tax Rate Reconciliation

	2025		2024		2023
Expected income tax (expense) at the weighted average U.K. income tax rate	$(68.9)	25.0%	$(34.1)	25.0%	$(481.6)	23.5%
Reconciling items
Domestic Tax Effects
Non-taxable income / (expense)	(1.6)	0.6%	(0.9)	0.7%	(1.9)	0.1%
Cross-border tax laws(1)	(21.4)	7.8%	(4.5)	3.3%	—	—%
Net gain on distribution of The Fidelis Partnership not subject to income taxes	—	—%	—	—%	394.1	(19.3)%
Changes in tax laws or rates	—	—%	—	—%	0.3	—%
Adjustments in respect of prior periods	(1.2)	0.4%	1.1	(0.8)%	1.1	(0.1)%
Foreign Tax Effects
Bermuda
Statutory income tax rate differential	15.3	(5.6)%	16.8	(12.3)%	80.2	(3.9)%
Changes in tax laws or rates(2)	23.5	(8.5)%	—	—%	90.0	(4.4)%
Foreign tax credits	5.1	(1.9)%	—	—%	—	—%
Republic of Ireland
Statutory income tax rate differential	(1.4)	0.5%	(0.8)	0.6%	2.0	(0.1)%
Non-taxable income / (expense)	(0.2)	0.1%	(0.6)	0.4%	(0.1)	—%
Adjustments in respect of prior periods	0.7	(0.3)%	(0.1)	0.1%	1.2	(0.1)%
Income tax (expense)/benefit	$(50.1)	18.2%	$(23.1)	16.9%	$85.3	(4.2)%
__________________
(1)This row consists exclusively of Pillar Two top-up taxes charged under the Income Inclusion Rule in the U.K. under Finance (No.2) Act 2023. Finance (No. 2) Bill 2025 was published in the U.K. on December 4, 2025 and aligns U.K. legislation with OECD guidance on the treatment of the deferred tax benefit arising on the de-recognition of a portion of the Bermuda ETA. If the Bill is enacted in 2026, our liability for top-up taxes in 2025 will be reversed at the date of enactment.
(2)Changes in tax laws or rates is the recognition and subsequent remeasurement upon the enactment of amendments arising on the Bermuda ETA, discussed above.

Schedule of Deferred Tax Assets and Liabilities
The components of the Group’s net deferred tax asset at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Intangible assets	$94.0	$104.4
Net operating loss carryforwards	5.0	27.5
Other temporary differences	2.8	2.9
Share-based compensation	3.2	2.4
Reserves for losses and loss adjustment expenses	8.4	9.1
Total deferred tax assets	113.4	146.3
Deferred tax liabilities:
Deferred policy acquisition costs	—	(23.5)
Fixed assets	(1.1)	(1.7)
Fixed maturity securities, available-for-sale	(4.4)	—
Total deferred tax liabilities	(5.5)	(25.2)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$105.7	$118.9

Schedule of Cash Flow, Supplemental Disclosures
The following table presents corporate income taxes paid net of refunds:

	2025	2024	2023
United Kingdom	$24.5	$2.3	$14.7
Bermuda	2.2	—	—
Republic of Ireland	—	3.3	—
Total income tax paid net of refunds	$26.7	$5.6	$14.7

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2025	2024	2023
Balance, beginning of year	$75.0	$75.0	$—
Additions based on tax positions related to the current year	—	—	75.0
Balance, end of year	$75.0	$75.0	$75.0